UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22221

Wells Fargo Multi-Strategy 100 Master Fund I, LLC
(Exact name of registrant as specified in charter)

c/o Wells Fargo Alternative Asset Management, LLC 333 Market Street, 29th Floor San Francisco, CA 94105
(Address of principal executive offices) (Zip code)

Eileen Alden Wells Fargo Alternative Asset Management, LLC 333 Market Street, 29th Floor MAC A0119-291 San Francisco, CA 94105
(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 371-4000

Date of fiscal year end: January 31

Date of reporting period: October 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC
Schedule of Investments as of October 31, 2008 (Unaudited)	(in U.S. dollars)

Strategy	Portfolio Funds	Cost	Value
Distressed Securities - 12.6%	HFR DS Opportunity Fund	$ 5,178,225	$ 3,969,639
	HFR DS Restoration Fund	5,552,581	5,993,002
	HFR EM Select Fund	3,126,300	2,145,165
			12,107,806
Equity Hedge - 33.3%	HFR HE Acero Fund	3,377,862	3,378,608
	HFR HE Ajia Lighthorse China Growth Fund	2,573,452	2,107,655
	HFR HE Enorasi Fund	3,169,300	2,912,963
	HFR HE Europe Performance Fund	2,811,226	2,642,733
	HFR HE Gartmore Fund	5,218,440	5,095,484
	HFR HE Jade Fund	3,057,700	1,789,708
	HFR HE Soundpost Fund	3,613,179	3,042,568
	HFR HE Systematic Fund	5,430,100	4,771,759
	HFR HE Timescape Fund	6,171,087	6,378,716
			32,120,194
Event Driven - 4.4%	HFR ED PilotRock Fund	5,186,113	4,252,661
Macro - 18.5%	HFR EM Advantage Fund	6,034,776	4,635,660
	HFR Macro Discovery Fund	3,125,820	3,346,632
	HFR MF Beach Fund	2,593,500	2,811,034
	HFR MF Diversified Select Fund	5,892,928	7,050,680
			17,844,006
Market Neutral - 4.8%	HFR MN JDI Fund	4,675,584	4,674,162
Merger Arbitrage - 6.7%	HFR MA Strategic Fund	5,016,948	6,459,836
Relative Value - 19.4%	HFR RVA ARX Fund	2,117,694	1,681,964
	HFR RVA Combined Fund	6,513,637	6,844,107
	HFR RVA Lake Hill Fund	2,607,900	2,147,433
	HFR RVA Titan Fund	7,016,800	8,069,779
			18,743,283
Total Investments** (Cost - $100,061,152*) - 99.7%			96,201,948
Other Assets Less Liabilities - 0.3%			290,105
Net Assets - 100.0%			$ 96,492,053

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost.............................................................	$ 100,061,152
	Gross unrealized appreciation....................................	$ 5,071,232
	Gross unrealized depreciation....................................	(8,930,436)
	Net unrealized appreciation........................................	$ (3,859,204)

**	Non-income producing securities.

FAIR VALUE MEASUREMENTS

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Fund adopted SFAS 157 effective at inception. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – price quotations in active markets/exchanges for identical securities
•	Level 2 – other significant observable inputs (including, but not limited to: quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of October 31, 2008, is as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	96,201,948
Total	$96,201,948

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in Securities

Balance, as of August 1, 2008	$89,520,303
Realized gain (loss)	(164,867)
Change in unrealized appreciation (depreciation)	(11,817,688)
Net purchases (sales)	18,664,200
Net transfers in/out of Level 3	-
Balance, as of October 31, 2008	$96,201,948

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wells Fargo Multi-Strategy 100 Master Fund I, LLC

By (Signature and Title)*	/s/ Daniel J. Rauchle
Daniel J. Rauchle, President (principal executive officer)

Date	November 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel J. Rauchle
Daniel J. Rauchle, President (principal executive officer)

Date	November 7, 2008

By (Signature and Title)*	/s/ Eileen Alden
Eileen Alden, Treasurer (principal financial officer)

Date	November 7, 2008

*  Print the name and title of each signing officer under his or her signature.